Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based Compensation

18. Share-based Compensation

Share-based compensation recognized in costs and expenses for the years ended December 31, 2016, 2017 and 2018 are as follows (in thousands):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cost of revenues	(4,367)	5,017	3,750	545
Sales and marketing expenses	(2,842)	1,877	2,360	343
General and administrative expenses	11,025	10,796	5,072	738
Technology and product development expenses	(1,926)	3,162	2,807	408
Total	1,890	20,852	13,989	2,034

The Company recognized share-based compensation, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards. In 2016, the Company increased the forfeiture rate estimate for share-based awards based on the actual forfeiture rate. Due to the effects of changes to the forfeiture rate, share-based compensation for the year ended December 31, 2016 was reduced by RMB27.6 million. There was no income tax benefit recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation and the Company did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2016, 2017 and 2018.

Share Options of the Company

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to employees, directors and consultants to attract and retain the best available personnel and promote the success of the Group’s business, which terminated automatically in June 2018. In June 2018, the Company adopted another Share Option Scheme (the “June 2018 Scheme”), whose main clauses are the same with the June 2008 Scheme. The schemes permit the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective dates of the schemes. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the schemes and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the schemes will not be counted for the purpose of calculating the Limit. Option awards are granted with an exercise price determined by the board of directors. Those option awards vest over a period of four years and expire in ten years.

With the approvals of the board of directors and shareholders of the Company and Phoenix TV, the Company implemented an option exchange program from October 21, 2016 to November 1, 2016, whereby the Company’s directors, employees and consultants exchanged options to purchase 21,011,951 Class A ordinary shares of the Company granted under the Company’s June 2008 Scheme with various exercise prices greater than US$0.4823 per share (or US$3.8587 per ADS) for new options granted by the Company under the same plan with a new exercise price of US$0.4823 per share and a new vesting schedule that generally adds 12 months to each original vesting date, and the new options would vest no sooner than May 1, 2017. The Company accounted for the option exchange program as option modification and recognized the total incremental share-based compensation of which RMB2.7 million, RMB5.9 million and RMB1.3 million (US$0.2 million) were recognized in the years ended December 31, 2016, 2017 and 2018, respectively.

The Company granted 1,720,000 share options to one non-employee in September 2017 for the content related consulting services provided by him, which would vest over a period of four years and expire in ten years with a grant-date fair value of US$0.4648 per share. In January 2018, the Company granted 3,314,500 share options to two non-employees for the content related consulting services provided by them, which would vest over a period of four years and expire in ten years. The share-based awards to nonemployees are accounted for based on the fair value of the consideration received or the fair value of the award issued, whichever is more reliably measurable. The Company applies the guidance in ASC 505-50 to re-measure share options granted to non-employees based on the then-current fair value at each reporting date until the service has been provided and the performance targets have been met.

A summary of the Company’s share option activities for the years ended December 31, 2016, 2017 and 2018 is presented below:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2016	46,117,530	0.81	7.5	7.6
Granted	9,991,964	0.47
Forfeited and expired	(10,005,413)	0.94
Exercised	(1,658,946)	0.22		0.4
Outstanding as of December 31, 2016	44,445,135	0.43	7.1	1.8
Granted	7,255,000	0.42
Forfeited and expired	(7,319,500)	0.50
Exercised	(5,091,696)	0.37		2.1
Outstanding as of December 31, 2017	39,288,939	0.42	6.7	15.3
Granted	3,719,500	0.56
Forfeited and expired	(3,933,599)	0.47
Exercised	(4,823,106)	0.12		2.3
Outstanding as of December 31, 2018	34,251,734	0.47	6.4	—
Exercisable as of December 31, 2018	22,371,868	0.47	5.6	—
Vested and expected to vest as of December 31, 2018	29,356,424	0.48	6.1	—

The aggregate intrinsic value of options outstanding, exercisable and vested and expected to vest as of December 31, 2018 was calculated as the difference between the Company’s closing stock price of US$3.20 per ADS, or US$0.40 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options.

As disclosed in Note 2(y), the Company’s share-based compensation is measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese government bonds for the term approximating the expected life of award at the time of grant. The assumptions used in determining the fair value of options granted during the years ended December 31, 2016, 2017 and 2018 are as follows:

For the Years Ended December 31,
	2016	2017	2018
Expected volatility rate	50.67%-55.65%	48.84%-57.06%	56.76%-57.10%
Expected dividend yield	—	—	—
Expected term (years)	3.91-6.16	3.13-6.16	2.50-6.16
Risk-free interest rate (per annum)	1.30%-1.55%	0.90%-1.92%	0.91%-2.09%

The weighted-average grant date fair value of options granted for the years ended December 31, 2016,  2017 and 2018 were US$0.23,  US$0.48 and US$0.48, respectively.

During 2009, 2010 and 2011, some employees voluntarily left the Company and exercised their vested share options in exchange for future entitlement of the Company’s shares issuable after completion of the Company’s IPO and upon the request of the former employees. The proceeds from the exercise of these options could not be refunded to the former employees in any event, even if the Company did not complete an IPO. Accordingly, these share options are considered have been exercised and the proceeds have been included in the additional paid-in capital of the Company. The proceeds received from exercise of these options amounted to RMB1.5 million (US$0.2 million) as of December 31, 2018. The Company completed its IPO on May 17, 2011 and 5,026,615 shares have been issued to the former employees after that. There were 1,685,776 and nil contingently issuable shares to be issued upon the former employees’ request as of December 31, 2017 and 2018, respectively.

For the years ended December 31, 2016, 2017 and 2018, the Company recognized share-based compensation net of forfeitures for options of RMB1.9 million, RMB20.9 million and RMB14.0 million (US$2.0 million), respectively.

As of December 31, 2018, there was RMB5.7 million (US$0.8 million) of unrecognized share-based compensation for options, adjusted for estimated forfeitures. The unrecognized share-based compensation is expected to be recognized over a weighted-average period of 1.9 years.

Share-based Awards of the Company's Subsidiaries, VIEs and Subsidiaries of the VIEs

One of the Company's subsidiaries, Fread Limited, adopted a restricted share unit scheme in March 2018 to grant a total of 2,000,000 restricted share units to employees (the "2018 Fread RSU Scheme"). As of December 31, 2018, no restricted share units of Fread Limited have been granted under the 2018 Fread RSU Scheme.

One of the Company's subsidiaries of VIEs, Yitian Xindong, adopted an option scheme in December 2018 (the "2018 Tadu Option Scheme") and granted a total of 6,750,000 share options to employees with an exercise price of RMB3 per share, which would be expired before March 31, 2021. Under the 2018 Tadu Option Scheme, 2,571,093 share options would be vested over the requisite service period from December 28, 2018 to December 31, 2020, while the other 4,178,907 share options would be vested only if the performance targets based on Yitian Xindong's operating and financial performance in 2019 and 2020 are achieved. As the Group assessed that it was not probable that the performance condition would be achieved, no compensation cost for the 4,178,907 share options were recognized in the year ended December 31, 2018. The compensation cost for the 2,571,093 share options during the 3-day period from December 29, 2018 to December 31, 2018 was immaterial.